Income Taxes - Summary of Income Tax Expense (Details) (10-K) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Income Tax Disclosure [Abstract]
Federal	$ (19,417)	$ (57)
State
Change in valuation allowance	19,417	57
Income tax expense (benefit)